Scope of Consolidation - Magneti Marelli discontinued operations (Details) - EUR (€) € in Millions	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	May 02, 2019	Jun. 30, 2020	Jun. 30, 2019	May 02, 2019	Jun. 30, 2020	Jun. 30, 2019
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	€ 482			€ 1,657
Expense	413			1,447
Net financial expenses	8			(5)
Profit before taxes	77			205
Tax expense	27			44
Profit (loss) after tax	50			161
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	3,811			3,811
Tax expense (income) relating to gain (loss) on discontinuance	2			2
Profit (loss) from discontinued operations	3,859			3,970
Revenue	482			1,657
Expense	413			1,447
Net financial expenses	8			(5)
(Loss)/Profit before taxes	77			205
Tax expense	27			44
Profit (loss) after tax	50			161
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	3,811			3,811
Tax expense (income) relating to gain (loss) on discontinuance	2			2
Profit (loss) from discontinued operations	€ 3,859			€ 3,970
Revenue		€ 11,707	€ 26,741		€ 32,274	€ 51,222
Net financial expenses		(237)	(260)		(450)	(504)
Profit before taxes		(1,183)	1,110		(2,052)	1,830
Tax expense		(135)	317		690	529
Profit (loss) from discontinued operations		0	3,859		0	3,970
Interest expense on lease liabilities		22	22		45	41
Revenue		11,707	26,741		32,274	51,222
Net financial expenses		(237)	(260)		(450)	(504)
(Loss)/Profit before taxes		(1,183)	1,110		(2,052)	1,830
Tax expense		(135)	317		690	529
Profit (loss) from discontinued operations		€ 0	€ 3,859		€ 0	€ 3,970